UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 83.93%

Accident & Health Insurance - 3.18%
40,000	Conseco, Inc. *	$ 207,200

Agricultural Chemicals - 1.90%
7,400	Terra Industries, Inc.	123,358

Air-Conditioning & Warm Air Heating Equipment - 1.03%
7,000	Tecumseh Products Co. *	67,060

Aircraft Parts & Auxiliary Equipment - 0.51%
2,000	Hawk Corp. *	33,200

Beverage-Soft Drinks - 2.35%
7,500	Pepsiamericas, Inc.	152,700

Biotechnology Research & Products - 1.40%
57,000	Trinity Biotech Plc. ADS (Ireland) *	91,200

Broadcasting And Cable TV - 0.05%
30,655	Spanish Broadcasting System, Inc. *	2,974

Calculating & Accounting Machines (No Electronic Computers) - 1.42%
3,300	Diebold, Inc.	92,697

Computer Communications Equipment - 3.15%
90,000	3Com Corp. *	205,200

Computer Services Soft & System - 2.99%
3,500	Avid Technology, Inc. *	38,185
55,000	Sumtotal Systems, Inc. *	156,200
		194,385
Computer Technology - 1.05%
5,000	Perot Systems Corp. *	68,350

Contain & Package-Metal & Glass - 2.21%
7,500	Crown Holdings, Inc. *	144,000

Electric Services - 5.73%
7,000	Calpine Corp. *	50,960
38,000	Dynegy, Inc. *	76,000
8,000	Reliant Energy, Inc. *	46,240
6,805	Unisource Energy Corp.	199,795
		372,995
Entertainment - 1.55%
4,000	Dreamworks Animation Skg, Inc. *	101,040

Financial Data Process Services - 1.82%
43,000	BGC Partners, Inc.	118,680

Financial Miscellaneous - 2.83%
25,980	PMA Capital Corp. *	183,938

Fire, Marine & Casualty Insurance - 3.35%
13,000	Montpelier Re Holdings, Ltd.	218,270

Health Services - 2.77%
24,000	Cardiac Science Corp. *	180,000

Home Health Care - 0.64%
165,422	Hooper Holmes, Inc. *	41,356

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.33%
15,003	Ixia *	86,717

Investment Advise - 2.26%
6,700	Legg Mason, Inc.	146,797

Land Subdividers & Developers (No Cemeteries) - 0.51%
2,700	Pulte Homes, Inc.	33,318

Insurance-Life - 2.38%
20,500	Genworth Financial, Inc.	58,015
29,730	Phoenix Companies, Inc.	97,217
		155,232
Medical & Dental Instruments & Supply - 2.15%
15,500	Vascular Solutions, Inc. *	139,810

Miscellaneous Chemical Products - 1.52%
3,500	WD 40 Co.	99,015

Ophthalmic Goods - 2.39%
9,500	Cooper Companies, Inc.	155,800

Printed Circuit Boards - 2.93%
41,700	DDI Corp. *	128,436
133,000	Sanmina-Sci Corp. *	62,510
		190,946
Plastics Products, NEC - 0.29%
1,900	Newell Rebbermaid, Inc.	18,582

Publishing-Newspapers - 0.86%
22,900	Journal Communications, Inc.	56,105

Radio & TV Broadcasting & Communications Equipment - 3.20%
26,690	Endwave Corp. *	64,056
20,000	Seachange International, Inc. *	144,200
		208,256
Radio Broadcasting Stations - 1.94%
21,000	Cox Radio, Inc. Class A *	126,210

Retail-Grocery Stores - 3.19%
11,800	Ingles Markets, Inc.	207,562

Retail-Family Clothing Stores - 1.08%
7,500	American Eagle Outfitters, Inc.	70,200

Semiconductors & Related Devices - 1.44%
69,600	Axt, Inc. *	93,960

Security Brokers, Dealers & Flotation Companies - 1.46%
5,900	Knight Capital Group, Inc.	95,285

Services-Amusements & Recreation Services - 1.41%
28,000	Warner Music Group Corp.	84,560
129,596	Westwood One, Inc.	7,128
		91,688
Services-Computer Integrated Systems Design - 0.62%
7,500	Tier Technologies, Inc. *	40,500

Services-Computer Programming & Data Preparation - 1.32%
70,400	Ipass, Inc. *	85,888

Services-Computer Programming Services - 2.30%
8,000	I2 Technologies, Inc. *	51,120
28,000	Realnetwork, Inc. *	98,840
		149,960
Services-Miscellaneous Health & Allied Services - 1.66%
4,000	Lincare Holdings, Inc. *	107,720

Sporting & Athletic Goods - 1.27%
45,004	Cybex International, Inc. *	82,807

Sugar & Confectionery Products - 1.57%
4,000	Tootsie Roll Industries, Inc.	102,440

Surgical & Medical Instruments & Apparatus - 0.03%
161	Angiodynamics, Inc. *	2,204

Surety Insurance - 2.80%
16,000	Assured Guaranty Ltd. (Bermuda)	182,400

Television Broadcasting Stations - 1.17%
19,533	Gray Television, Inc.	7,813
22,000	Sinclair Broadcast Group, Inc.	68,200
		76,013
Water, Sewer, Pipeline, Comm & Power Line Construction - 0.46%
3,000	MYR Group, Inc. *	30,000

TOTAL FOR COMMON STOCKS (Cost $8,510,523) - 83.93%		5,461,343

CORPORATE BONDS - 8.99%
8,500	AMR Corp. 7.875%, Public Income Notes Due 2039	99,025
7,500	CBS Corp. 7.250%, Senior Note Due 2051	105,225
18,000	Delphil Financial Group 7.376%, Jr. Sub Debentures Due 2067	219,600
13,800	Phoenix Companies 7.650%, Quibs Due 2032	133,722
2,500	Pulte Homes 7.375%, Senior Notes Due 2046	27,325

TOTAL FOR CORPORATE BONDS (Cost $621,836) - 8.99%		584,897

EXCHANGE TRADED FUNDS - 0.53%

1,200	Ultra Oil & Gas Proshares	34,668

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $30,476) - 0.53%		34,668

SHORT-TERM INVESTMENTS - 6.77%
440,819	Huntington U.S. Treasury Money Market IV (Cost $440,819) 0.09% **	440,819

TOTAL INVESTMENTS (Cost $9,603,654) - 99.81%		6,521,727

OTHER ASSETS LESS LIABILITIES - 0.19%		12,603

NET ASSETS - 100.00%		$ 6,534,330

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,603,654 amounted to $3,109,251 which consisted of aggregate gross unrealized appreciation of
$344,485 and aggregate gross unrealized depreciation of $3,453,736.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 6,521,727	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 6,521,727	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 25, 2009

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 25, 2009

* Print the name and title of each signing officer under his or her signature.